[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Thai Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
THAI INVESTMENT PLAN (99.0%)
THAI COMMON STOCKS (98.9%) (Unless otherwise noted)
Airlines (2.7%)
Thai Airways International PCL	2,294,600	$2,703
Beverages (1.2%)
Serm Suk PCL	2,252,600	1,198
Chemicals (2.5%)
National Petrochemical PCL	962,400	2,349
Vinythai PCL	(a)799,785	190
		2,539
Commercial Banks (19.8%)
Bangkok Bank PCL	(a)2,578,650	5,890
Kasikornbank PCL	(a)3,857,000	4,195
Krung Thai Bank PCL	20,077,700	3,979
Siam Commercial Bank PCL	4,757,800	5,117
Siam Commercial Bank PCL (Foreign)	(b)822,000	884
		20,065
Construction & Engineering (6.4%)
Italian-Thai Development PCL	23,874,400	5,309
Sino Thai Engineering & Construction PCL	5,415,000	1,158
		6,467
Construction Materials (15.4%)
Dynasty Ceramic PCL	2,335,500	920
Millennium Steel PCL	(a)31,278,390	1,512
Siam Cement PCL	2,292,700	13,188
		15,620
Consumer Finance (1.0%)
National Finance PCL	3,393,800	1,017
Diversified Financial Services (0.9%)
Krungthai Card PCL	1,723,100	966
Electric Utilities (1.8%)
Electricity Generating PCL	1,169,900	1,880
Food & Staples Retailing (1.2%)
Siam Makro PCL	1,087,600	1,196
Food Products (1.4%)
Charoen Pokphand Foods PCL	7,611,060	655
Univanich Palm Oil PCL	1,039,200	741
		1,396
Household Durables (5.9%)
Asian Property Development PCL	26,301,300	2,466
Land & Houses PCL	15,889,500	3,495
		5,961
Insurance (0.9%)
Bangkok Insurance PCL	175,435	967
Media (0.3%)
United Broadcasting Corp. PCL (Foreign)	(a)(b)604,600	288
Metals & Mining (4.0%)
Banpu PCL	1,053,700	4,075
Multiline Retail (1.1%)
Big C Supercenter PCL	2,605,700	1,159
Oil & Gas (13.9%)
PTT Exploration & Production PCL	309,400	2,229
PTT PCL	2,921,800	11,934
		14,163
Real Estate (2.7%)
Golden Land Property PCL	(a)2,799,000	619
Lalin Property PCL	11,919,300	1,930
Quality House PCL	6,852,000	197
		2,746
Textiles, Apparel & Luxury Goods (1.7%)
Thai Rung Textile Co., Ltd.	(a)958	@—
Thai Wacoal PCL	2,042,130	1,690
		1,690
Transportation Infrastructure (1.3%)
Thoresen Thai Agencies PCL	1,322,200	1,278
Wireless Telecommunication Services (12.8%)
Advanced Info Service PCL	3,386,200	8,184
Shin Corp. PCL	5,309,900	4,845
		13,029
TOTAL THAI COMMON STOCKS (Cost $75,432)		100,403

No. of Warrants
WARRANTS (0.1%)
Food Products (0.1%)
Charoen Pokphand Foods PCL, expiring 7/21/05	(a)1,966,696	76

Portfolio of Investments (cont’d)

	No. of Warrants	Value (000)
Real Estate (0.0%)
Quality House PCL, expiring 9/11/08	(a)274,080	$3
TOTAL WARRANTS (Cost $@—)		79

	No. of Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
TelecomAsia Corp. PCL (Cost $@—)	(a)(b)(c)721,421	@—
TOTAL THAI INVESTMENT PLAN (99.0%) (Cost $75,432)		100,482

	Face Amount (000)
SHORT-TERM INVESTMENT (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $489 (Cost $489)	$	(d)489	489
TOTAL INVESTMENTS + (99.5%) (Cost $75,921)			100,971
OTHER ASSETS LESS LIABILITIES (0.5%)			546
TOTAL NET ASSETS (100.0%)			$101,517

(a)                                Non-income producing.

(b)                               Security was valued at fair value — At September 30, 2004, the Fund held $1,172,000 of fair valued securities, representing 1.2% of net assets.

(c)                                Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2004, this security had a market value of $0, representing 0.0% of net assets.

(d)                               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@                                  Value/Face Amount is less than $500.

+                                       At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $75,921,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,050,000 of which $34,302,000 related to appreciated securities and $9,252,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004